LEASE LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
LEASE LIABILITIES

NOTE 15 – LEASE LIABILITIES

The Company reported the following operating lease liabilities as of September 30, 2020:

A.	Right-of-Use Operating Lease – On May 22, 2019, Gold Leaf entered into a lease agreement for 30,000 square feet of office and warehouse space in Greer County, South Carolina. The agreement includes monthly payments of $13,225, and included a $6,500 deposit. For the three and nine months ended September 30, 2020, the Company recognized right-of-use operating lease expense of $39,676 and $72,276, respectively, which is included in in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss.

B.	On March 17, 2020, Kona entered into a lease agreement for equipment. The agreement includes monthly payments of $676. For the three and nine months ended September 30, 2020, the Company recognized right-of-use operating lease expense of $1,841 and $3,672, respectively, which is included in in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss.

Amounts recognized as right-of-use assets, net related to operating leases are included in noncurrent assets in the accompanying Consolidated Balance Sheet, while related lease liabilities are included in current portion of long-term debt and long-term debt. At September 30, 2020 and December 31, 2019, the right-of-use asset and lease liability related to the operating leases were as follows:

	September 30, 2020	December 31, 2019
Right-of-use asset	$765,052	$378,013
Amortization of right-of-use asset	(120,742)	(39,709)
Right-of-use asset, net	$644,310	$338,304

Operating lease liability
Current portion of long-term lease	$38,020	$71,032
Long-term lease	606,290	286,139
Total operating lease liability	$644,310	$357,171

The future payments due under operating leases is as follows:

Fiscal year ending:
December 31,2020 (remaining three months)	$38,020
December 31, 2021	155,685
December 31, 2022	161,882
December 31, 2023	168,277
December 31, 2024	120,446
$644,310

NOTE 14 – LEASE LIABILITIES

The Company reported the following operating lease liabilities as of December 31, 2019:

Right-of-Use Operating Lease – On May 22, 2019, Gold Leaf entered into a lease agreement for 30,000 square feet of office and warehouse space in Greer County, South Carolina. The agreement includes monthly payments of $13,225, and includes a $6,500 deposit. At December 31, 2019 and 2018, the Company recognized right-of-use operating lease expense of $44,867 and $0, respectively, which is included in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss.

Amounts recognized as right-of-use assets, net related to operating lease are included noncurrent assets in the accompanying Consolidated Balance Sheet, while related lease liabilities are included in current portion of long-term debt and long-term debt. As of December 31, 2019 and 2018, the right-of-use asset and lease liability related to the operating lease were as follows:

	2019	2018
Right-of-use asset	$378,013	$-
Amortization of right-of-use asset	(39,709)	-
Right-of-use asset, net	$338,304	$-

Operating lease liability
Current portion of long-term lease	$71,032	$-
Long-term lease	286,139	-
Total operating lease liability	$357,171	$-

The future payments due under operating lease as of December 31, 2019 is as follows:

Fiscal year ending:
December 31, 2020	71,032
December 31, 2021	73,954
December 31, 2022	76,970
December 31, 2023	80,083
December 31, 2024	55,132
$357,171